Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Gross deferred tax assets			$ 8,380	$ 10,297	$ 9,306
Gross deferred tax liabilities			(5,319)	(6,920)	(6,704)
Net deferred tax balance	$ 3,061	$ 2,602	3,061	3,377	2,602
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	3,377	2,602
Credited/(charged) to income	760	1,008
Charged to equity	(101)	(44)
Credited/(charged) to other comprehensive income	(661)	138
Impact of business combinations	(317)	(336)
Other movements	3	9
Net deferred tax balance at end of period	3,061	3,377
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction			151	263
Deferred tax assets			8,229	10,034
Deferred tax liabilities			(5,168)	(6,657)
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets			137	224	216
Gross deferred tax liabilities			(613)	(629)	(639)
Net deferred tax balance	(476)	(423)	(476)	(405)	(423)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(405)	(423)
Credited/(charged) to income	(30)	(13)
Impact of business combinations		4
Other movements	(41)	27
Net deferred tax balance at end of period	(476)	(405)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets			1,287	1,331	611
Gross deferred tax liabilities			(2,985)	(4,019)	(3,962)
Net deferred tax balance	(1,698)	(3,351)	(1,698)	(2,688)	(3,351)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(2,688)	(3,351)
Credited/(charged) to income	1,279	1,057
Impact of business combinations	(322)	(400)
Other movements	33	6
Net deferred tax balance at end of period	(1,698)	(2,688)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets			1,090	1,839	1,730
Gross deferred tax liabilities			(254)	(358)	(401)
Net deferred tax balance	836	1,329	836	1,481	1,329
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,481	1,329
Credited/(charged) to income	(90)	53
Credited/(charged) to other comprehensive income	(592)	140
Other movements	37	(41)
Net deferred tax balance at end of period	836	1,481
Inventories [member]
Statement [line items]
Gross deferred tax assets			3,786	4,160	3,821
Gross deferred tax liabilities			(455)	(511)	(565)
Net deferred tax balance	3,331	3,256	3,331	3,649	3,256
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	3,649	3,256
Credited/(charged) to income	(304)	373
Other movements	(14)	20
Net deferred tax balance at end of period	3,331	3,649
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets			97	146	62
Gross deferred tax liabilities			(9)		(5)
Net deferred tax balance	88	57	88	146	57
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	146	57
Credited/(charged) to income	(49)	55
Impact of business combinations	5	23
Other movements	(14)	11
Net deferred tax balance at end of period	88	146
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets			1,983	2,597	2,866
Gross deferred tax liabilities			(1,003)	(1,403)	(1,132)
Net deferred tax balance	980	1,734	$ 980	$ 1,194	$ 1,734
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,194	1,734
Credited/(charged) to income	(46)	(517)
Charged to equity	(101)	(44)
Credited/(charged) to other comprehensive income	(69)	(2)
Impact of business combinations		37
Other movements	2	(14)
Net deferred tax balance at end of period	$ 980	$ 1,194